Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and Cash Equivalents

5.	Cash and Cash Equivalents

	12.31.2023	12.31.2022	12.31.2021
Cash and bank accounts	223,298	222,641	231,372
Financial investments with immediate liquidity	5,411,325	2,455,816	3,241,473
	5,634,623	2,678,457	3,472,845

These comprise cash on hand, deposits with banks and short-term highly liquid investments, which can be redeemed in cash within 90 days from the investment date. Temporary short-term investments are recorded at cost at the reporting date, plus income net of income tax earnings accrued. Cash and cash equivalents are subject to an insignificant risk of change in value.

Financial investments refer to Bank Deposit Certificates - CDBs and Repurchase Agreements, which are the sale of a security with the commitment of the seller (Bank) to repurchase it, and of the purchaser to resell it in the future. Investments, depending on the incidence of IOF and the liquidity period negotiated at the time of contracting, have post-fixed interest rates between 92.0% and 103,5% of Interbank Deposit Certificate (“CDI”).

The balance as of December 31, 2023, includes the funds received resulting from the public offering for primary distribution of 246,256,841 shares issued by the Company, totaling the value of R$2,031,619, as described in Note 1.